Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18	Related party transactions
  Other than those described in Note 17, the Company did not enter into any transactions with related parties during the years ended December 31, 2017, 2016 and 2015.